PROVISIONS, CONTINGENCIES AND COMMITMENTS - Disclosure of Provisions (Details) € in Millions	6 Months Ended
Jun. 26, 2020 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 196
Additional provisions recognised	93
Unused amounts reversed	(4)
Utilised during the period	(57)
Increase (decrease) through net exchange differences, other provisions	(2)
Ending balance	226
Restructuring charge	78
Severance cost provisions expense	67
Accelerated depreciation expense	11
Restructuring Provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	168
Additional provisions recognised	90
Unused amounts reversed	(4)
Utilised during the period	(56)
Increase (decrease) through net exchange differences, other provisions	0
Ending balance	198
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	28
Additional provisions recognised	3
Unused amounts reversed	0
Utilised during the period	(1)
Increase (decrease) through net exchange differences, other provisions	(2)
Ending balance	€ 28